Subsequent events	12 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent events

Note 15 – Subsequent events

Resignation of Yang (Sean) Liu from CEO and Director Positions

On July 17, 2020, Yang (Sean) Liu resigned from his position as CEO and Chairman of the Board of Directors of the Company. Mr. Liu’s resignation did not result from any disagreement with the Company. On the same date, Mr. Liu was appointed as the Vice President of Technology of the Company. The Company agreed that the 300,000 ordinary shares of the Company previously issued to Mr. Liu for his services as the Company’s CEO shall be considered fully vested on July 17, 2020. The contractual term of the appointment with Mr. Liu is for one year commencing on July 17, 2020 and will be renewed automatically for additional one-year term if neither the Company nor Mr. Liu provides a notice of termination of the employment to the other party. The agreement calls for a monthly salary of $20,000 and one-time issuance of 300,000 ordinary shares which was issued when Mr. Liu was the Company’s CEO and such shares are vested on July 17, 2020.

Appointment of Biao Lu as CEO and Chairman of the Board

On July 17, 2020, Biao Lu was appointed as CEO and Chairman of the Board to fill in the vacancy created by Mr. Liu’s resignation effective immediately. Mr. Lu is an experienced veteran in the entertainment industry in China. The Company entered into an employment agreement with Mr. Lu pursuant to which Mr. Lu shall receive an annual compensation of 300,000 ordinary shares of the Company and a monthly salary of $6,000.

Sale of Ordinary Shares and Warrants

On July 20, 2020, the Company and certain institutional investors (the “Purchasers”) entered into a securities purchase agreement (the “Purchase Agreement”), pursuant to which the Company agreed to sell to such Purchasers an aggregate of 3,225,000 ordinary shares, par value $0.001 per share in a registered direct offering and warrants to purchase up to 2,096,252 ordinary shares in a concurrent private placement, for gross proceeds of approximately $4.19 million (the “Offering”). This offering closed on July 22, 2020. The warrants will be exercisable immediately upon the date of issuance and have an exercise price of $1.50. The warrants will expire 5.5 years from the date of issuance. The purchase price for each Share and the corresponding warrant is $1.30. Each warrant is subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions. The warrants contain a mandatory exercise right for the Company to force a cash exercise of the warrants if the Company’s ordinary shares trade at or above 300% of the purchase price per Share in the Offering (or $3.90) for 20 consecutive trading days.

On September 4, 2020, the Company and GPL Ventures LLC, a Delaware limited liability company (the “Purchaser”) entered into a securities purchase agreement (the “Purchase Agreement”), pursuant to which the Company agreed to sell to such Purchaser an aggregate of up to 3,174,603 ordinary shares (the “Shares”), par value $0.001 per share in a registered direct offering, for gross proceeds of up to approximately $2 million (the “Offering”). The Shares shall be issued in four separate installments. The first installment of $500,000 worth of shares, or 793,651 shares to be issued at $0.63 per share, was closed on September 9, 2020. The Company also agreed to issue 31,746 Ordinary Shares to the Purchaser as additional consideration for the purchase of the Shares on September 9, 2020. Each of the Purchaser and the Company has the right not to proceed with any subsequent installments, with or without cause by giving the other party notice. If the Purchaser and the Company proceed with subsequent installments, in no event shall the purchase price in any subsequent installment be lower than $0.52 per share. Currently, the Company does not have any date for the sale of the remaining shares.

On September 15, 2020, the “Company and certain institutional investors (the “Purchasers”) entered into a securities purchase agreement (the “Purchase Agreement”), pursuant to which the Company agreed to sell to such Purchasers an aggregate of 13,200,000 ordinary shares (the “Shares”), par value $0.001 per share in a registered direct offering with warrants (the “Warrants,” each, a “Warrant”) to purchase up to 11,880,000 Ordinary Shares in a concurrent private placement, for gross proceeds of approximately $6.6 million (the “Offering”). The Warrants will be exercisable immediately upon the date of issuance and have an exercise price of $0.55. The Warrants will expire 5.5 years from the date of issuance. The purchase price for each Share and the corresponding warrant is $0.50. Each Warrant is subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions. The Warrants contain a mandatory exercise right for the Company to force a cash exercise of the Warrants if the Ordinary Shares trade at or above 400% of the purchase price per Share in the Offering (or $2.00) for 20 consecutive trading days. The Offering closed on September 17, 2020.

Conversion of Warrants into Ordinary Shares

In August and September 2020, the Company’s warrants holders converted a total of 5,227,274 warrants into a total of 5,227,274 ordinary shares at a weighted exercise price of $0.11 per share for gross proceeds of approximately $0.6 million.

Asset Acquisition

On August 21, 2020, the Company entered into an Asset Purchase Agreement (“Agreement”) with a non-affiliated third party pursuant to which the Company purchased certain machinery and equipment for stage performances (the “Purchased Assets”) for a total purchase price of $6,818,000, of which $3,000,000 is to be paid in cash and the remaining $3,818,000 shall be paid in the form of 6,060,318 ordinary shares (the “Shares”) issued in August 2020, valued at $0.63 per share, the closing price of the Shares on August 20, 2020. $2,000,000 of the cash consideration was paid in August 2020 and the remaining $1,000,000 was settled in November 2020 through a tri-party settlement agreement executed on September 29, 2020 among the Company, SK Purchaser and the Asset Seller. The Purchased Assets will be in furtherance of the Company’s stage performance support and music education business.